Finance receivables (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Finance Receivables

Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2018		2018		2017
	(In millions)
Finance receivables	US$	3,846.7	Rs.	250,707.6	Rs.	211,607.6
Less: allowance for credit losses		179.8		11,717.9		35,975.1

Total	US$	3,666.9	Rs.	238,989.7	Rs.	175,632.5

Current portion		1,289.1		84,016.5		68,101.2
Non-current portion		2,377.8		154,973.2		107,531.3

Total	US$	3,666.9	Rs.	238,989.7	Rs.	175,632.5